Paul, Weiss, Rifkind, Wharton & Garrison LLP

1285 Avenue of the Americas

New York, New York  10019-6064

October 23, 2006

Via EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Foamex International Inc.
Registration Statement on Form S-1

Ladies and Gentlemen:

                On behalf of our client, Foamex International Inc. (the “Company”), we are transmitting for filing with the Securities and Exchange Commission in electronic form its Registration Statement on Form S-1 (the “Registration Statement”) in connection with the Company's proposed rights offering.

                The Company has wired $16,050 to the Commission’s account at Mellon Bank in payment of the applicable fee.

                Should you have any questions regarding the Registration Statement, please feel free to contact Judith R. Thoyer at (212) 373-3002 or the undersigned at (212) 373-3296.

Very truly yours,

/s/ BRIAN S. KORN

Brian S. Korn

cc:.	Gregory J. Christian, Esq
Foamex International, Inc.
Judith R. Thoyer, Esq.
Paul, Weiss, Rifkind, Wharton & Garrison LLP
James Bromley, Esq.
Cleary Gottlieb Steen & Hamilton LLP